    As filed with the Securities and Exchange Commission on January 28, 2005
                                                      1933 Act File No. 2-50409
                                                     1940 Act File No. 811-2464
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 55
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 48

                             MFS(R) SERIES TRUST IX
                   (FORMERLY KNOWN AS MFS FIXED INCOME TRUST)
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
        James R. Bordewick, Jr., Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

    |_| immediately upon filing pursuant to paragraph (b) |X| on February 16, 2005 pursuant to paragraph (b)
    |_| 60 days after filing pursuant to paragraph (a)(i) |_| on [date] pursuant to paragraph (a)(i)
    |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

    If appropriate, check the following box:
    |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

NOTE: This Post-Effective Amendment No. 55 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate February 16, 2005 as the new effective date for Post-Effective Amendment No. 53 filed pursuant to Rule 485(a) under the Securities Act on November 1, 2004. Except as provided herein, this Post-Effective Amendment No. 55 neither amends nor supersedes any information contained in Post-Effective Amendment No. 53. This Post-Effective Amendment amends and supersedes Post-Effective Amendment No. 54 filed pursuant to Rule 485(b) under the Securities Act on December 30, 2004 only with respect to the designation of a new effective date for Post-Effective Amendment No. 53; except for the designation of a new effective date for Post-Effective Amendment No. 53, this Post-Effective Amendment No. 55 neither amends nor supersedes any information contained in Post-Effective Amendment No. 54.

This filing relates only to the MFS Bond Fund, a series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

===============================================================================

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of (i) Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of MFS Series Trust IX (the "Registrant") under the Securities Act of 1933, as amended (the "Securities Act") and Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act") filed with the Securities and Exchange Commission (the "SEC") on November 1, 2004 ("Amendment No. 53") and (ii) Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the Registrant under the Securities Act and Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A under the 1940 Act filed with the SEC on December 30, 2004 ("Amendment No. 54").

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of (i) Amendment No. 53 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 1, 2004 and (ii) Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 30, 2004.

PART C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of (i) Amendment No. 53 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 1, 2004 and (ii) Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 30, 2004.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of January, 2005.

                                            MFS SERIES TRUST IX

                                            By:    ROBERT J. MANNING
                                                   ----------------------------
                                            Name:  Robert J. Manning
                                            Title: President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 2005.

      SIGNATURE                                   TITLE
      ---------                                   -----

ROBERT J. MANNING*                   President (Principal Executive Officer)
------------------------------
Robert J. Manning


RICHARD M. HISEY*                    Principal Financial and Accounting Officer
------------------------------
Richard M. Hisey


LAWRENCE H. COHN*                    Trustee
------------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                    Trustee
------------------------------
David H. Gunning


WILLIAM R. GUTOW*                    Trustee
------------------------------
William R. Gutow


MICHAEL HEGARTY*                     Trustee
------------------------------
Michael Hegarty


J. ATWOOD IVES*                      Trustee
------------------------------
J. Atwood Ives


AMY B. LANE*                         Trustee
------------------------------
Amy B. Lane


LAWRENCE T. PERERA*                  Trustee
------------------------------
Lawrence T. Perera


J. DALE SHERRATT*                    Trustee
------------------------------
J. Dale Sherratt


ELAINE R. SMITH*                     Trustee
------------------------------
Elaine R. Smith

                                            *By:  JAMES R. BORDEWICK, JR.
                                                  ----------------------------
                                            Name: James R. Bordewick, Jr.
                                                    as Attorney-in-fact

                                            Executed by James R. Bordewick, Jr.
                                            on behalf of those indicated
                                            pursuant to a Power of Attorney,
                                            dated December 16, 2004,
                                            incorporated by reference to MFS
                                            Series Trust I (File Nos. 33-7638
                                            and 811-4777) Post-Effective
                                            Amendment No. 45 filed with the SEC
                                            via EDGAR on December 29, 2004.